Total
Superfund Managed Futures Strategy Fund
FUND SUMMARY
Investment Objective:
The Superfund Managed Futures Strategy Fund (the “Fund”) seeks positive absolute returns.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in the section entitled How to Purchase Shares on page 22 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Superfund Managed Futures Strategy Fund		Class A	Class C [2]	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	[1]	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		none	none	none
Maximum Sales Charge (Load) Imposed On Reinvested Dividends and other Distributions		none	none	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)		1.00%	1.00%	1.00%
[1]	Effective as of the date of this Prospectus, the Fund will waive the front-end sales charge on all direct purchases of Fund shares and for certain other investors as described below. See Sales Charge Waivers under "How to Purchase Shares".
[2]	Class C Shares had not commenced operations as of the date of this prospectus. Amounts for Class C Shares are based on estimates for the current fiscal year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Superfund Managed Futures Strategy Fund		Class A	Class C [2]	Class I
Management Fees	[1]	2.99%	2.99%	2.99%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		none	none	none
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		3.24%	3.99%	2.99%
Expense Waiver and 12b-1 Fee Waiver	[3]	3.24%	3.99%	2.99%
Total Annual Fund Operating Expenses After Expense Waiver	[1]	none	none	none
[1]	The Fund's adviser provides investment advisory service, and pays most of the Fund's operating expenses (with certain exceptions, i.e. any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) in return for a "unitary fee".
[2]	Class C Shares had not commenced operations as of the date of this prospectus. Amounts for Class C Shares are based on estimates for the current fiscal year.
[3]	The Fund's adviser has contractually agreed to reduce the Fund's fees and/or absorb expenses of the Fund, including acquired fund fees and expenses, through February 28, 2022 to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) do not exceed 0.00% of average daily net assets attributable to each of Class A, Class C and Class I shares, respectively. The Fund's adviser has contractually agreed to waive the Fund's distribution and shareholder servicing fees under the 12b-1 plans through February 28, 2022 to 0.00% with respect to each of Class A and Class C shares, respectively.2 Waived fees are not subject to potential future recoupment. These agreements may be terminated by the Fund's Board of Trustees on 60 days' written notice to the adviser. There is no guarantee that any of these expense limitation and fee waiver agreements will continue in place after February 28, 2022 at which time it will be determined whether such agreements will be renewed ore revised.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. (except that the Example incorporates any applicable fee waiver and/or expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example - Superfund Managed Futures Strategy Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	575	1,228	1,903	3,700
Class C	none	846	1,710	3,946
Class I	none	641	1,307	3,094

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2020, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio. The Fund calculates portfolio turnover without including derivative transactions such as futures and forwards contracts. If the Fund’s use of such derivative instruments was reflected, the calculated portfolio turnover rate would be higher.

Principal Investment Strategies:

To pursue its investment objective, the Fund uses a managed futures strategy and principally invests in U.S. and international, including emerging market, commodity and financial futures and foreign currency markets. The Fund seeks investment opportunities across many market sectors, including: currencies, interest rates, bonds, stock indices, metals, energy, grains and agricultural sectors. The Fund will typically have exposure to long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize certain asset classes or certain exposures within an asset class. The Fund may enter into hedging transactions to seek to manage portfolio risk. The Fund will also invest in fixed income securities to seek income, as margin or collateral for other Fund investments, and for liquidity purposes.

To implement its strategy, the Fund uses fully automated, proprietary, computerized trading systems that examine a broad array of investments around the world and seek to identify market patterns that offer attractive investment opportunities. Superfund Advisors Inc.’s (“Superfund” or the “Adviser”) trading strategy analyzes data from more than 120 different futures and forward markets worldwide on an ongoing basis and also analyzes risks related to position size, market correlation, and market volatility of potential investments. The Adviser seeks to identify investments through a four-point philosophy that takes into account (1) market diversification, (2) technical analysis, (3) trading models incorporating trend following, pattern recognition, volatility, momentum and counter-trend strategies and (4) money management. The Adviser seeks to identify opportunities to capitalize on trends and market fluctuations in both the short- and long-term in the futures markets. These investment opportunities may last from days to months.

The Fund will invest in a variety of derivative instruments including futures and option contracts, forward contracts, and swaps, including total return swaps. The Fund may invest in both exchange-traded derivatives and over the counter (“OTC”) derivatives. In addition to investing directly in derivatives and other types of investments, the Fund may also gain exposure to futures markets through investments in the Superfund Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary.

To the extent the Fund invests in commodity-linked derivatives, it will do so primarily through the Subsidiary. Generally, the Subsidiary will invest primarily in commodity futures, either directly or by entering into total return swap agreements tied to commodity futures, but it may also invest in financial futures, options, other swap contracts, fixed income securities, pooled investment vehicles, including those that are not registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and other investments intended to serve as margin or collateral for the Subsidiary’s derivative positions.

Although the Fund normally does not engage in any direct borrowing, leverage is inherent in the derivatives it trades. Leverage magnifies exposure to the swings in prices of the reference asset underlying a derivative and results in increased volatility, which means the Fund will generally have the potential for greater gains, as well as the potential for greater losses, than a fund that does not use derivatives.

The fixed-income securities in which the Fund may invest may have any maturity and may include, corporate bonds and other corporate debt securities, asset-backed securities, securities issued by the U.S. government or its agencies and instrumentalities, securities issued by non-U.S. governments or their agencies and instrumentalities, money market securities and other interest-bearing instruments or any derivative instrument meant to track the return of any such instrument, and cash.

The Adviser generally expects that the Fund’s performance will have a low correlation to the performance of the general global equity, fixed income, currency and commodity markets; however, the Fund’s performance may correlate to the performance of any one or more of those markets over short-term periods.

The Fund may engage in active and frequent trading.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Each risk summarized below is a principal risk of investing in the Fund and different risks may be more significant at different times depending upon market conditions or other factors.

The Fund may be subject to the risks described below indirectly through its exposure from its investments in derivative instruments and through its own direct investments.

• Management Risk. The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. Management risk includes the risk that the quantitative model used by the Fund’s investment adviser may not perform as expected and/or may not be successful in determining the investment positions or weighting that will enable the Fund to achieve its investment objective, particularly in volatile markets.

• Model Risk. The Fund will use model-based strategies that, while historically effective, may not be successful on an ongoing basis or could contain unknown errors. Any imperfections or limitations in a model could affect the ability of the manager to implement strategies. By necessity, models make simplifying assumptions that limit their efficacy. Models relying on historical market data can fail to predict future market events. Further, the data used in models may be inaccurate and/or it may not include the most recent information about a company or a security. In addition, computer programming used to create quantitative models, or the data on which such models operate, might contain one or more errors. Such errors might never be detected, or might be detected only after the Fund has sustained a loss (or reduced performance) related to such errors. Moreover, an increasing number of market participants may rely on models that are similar to those used by the Adviser, which may result in a substantial number of market participants taking the same action with respect to an investment. Should one or more of these other market participants begin to divest themselves of one or more portfolio holdings, the Fund could suffer significant losses. In addition, changes in underlying market conditions can adversely affect the performance of a model.

• Market Risk. Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions real or perceived adverse economic or political conditions, inflation, changes in interest rate levels, lack of liquidity in the bond or other markets, volatility in the equities or other securities markets, or adverse investor sentiment and political events affect the securities markets. Securities markets also may experience long periods of decline in value. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

• Derivatives Risk. The derivative instruments in which the Fund may invest, including futures, forwards, options, swaps, including total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Certain derivatives require the Fund to make margin payments and the Fund may have to post additional margin if the value of the derivative position changes in a manner adverse to the Fund. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.

• Forward and Futures Contract Risk. The successful use of forward and futures contracts draws upon the Adviser’s skill and experience with respect to such instruments and is subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, including increases to margin requirements by futures commission merchants as a result of market conditions or periods of high volatility, and the Fund may have to sell securities at a time when it may be disadvantageous to do so. The Fund could be unable to recover assets held at the futures clearing broker, even assets directly traceable to the Fund from the futures clearing broker in the event of a bankruptcy of the broker. A counterparty to a forward and futures contract may also increase its collateral or margin requirements, due to regulatory requirements or otherwise, which may limit or restrict the Fund’s ability to use, or increase the cost to the Fund of, leverage and thereby reduce the Fund’s investment returns.

• Leveraging Risk. The use of certain derivatives may increase leveraging risk and adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount paid for the derivative. The use of leverage may exaggerate any increase or decrease in the net asset value, causing the Fund to be more volatile. The use of leverage may increase expenses and increase the impact of a Fund’s other risks. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations, to meet additional margin requirements or to meet regulatory requirements resulting in increased volatility of returns. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

• Volatility Risk. The Fund’s investments may appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to factors that affect markets generally or that affect a particular industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s net asset value per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

• Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines or if a counterparty becomes the subject of insolvency proceedings, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into derivative transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk. There is the risk that a counterparty refuses to continue to enter into derivative transactions with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A derivative counterparty may also increase its collateral or margin requirements, due to regulatory requirements or otherwise, which may limit or restrict the Fund’s ability to use, or increase the cost to the Fund of, leverage and thereby reduce the Fund’s investment returns. If the Fund is not able to enter into a particular derivatives transaction, the Fund’s investment performance and risk profile could be adversely affected as a result.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transaction and brokerage costs.

• Asset-Backed Securities Risk. The risks of investing in asset-backed securities include prepayment risk, extension risk, interest rate risk, market risk and management risk.

• Call Option Risk. When the Fund purchases a call option on a security or index it may lose the entire premium paid if the underlying security or index does not increase in value.

• Commodities Risk. Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture, and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

• If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines or if a counterparty becomes the subject of insolvency proceedings, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. The Adviser considers factors such as counterparty credit ratings and financial statements among others when determining whether a counterparty is creditworthy. The Adviser regularly monitors the creditworthiness of each counterparty with which the Fund enters into a transaction. In addition, the Fund may enter into derivative transactions with a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk. There is the risk that a counterparty refuses to continue to enter into derivative transactions with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective.

• Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations on investments held by the Fund. Changes in the credit rating of a debt security held by the Fund may have a similar effect.

• Currency Risk. The risk that foreign currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

• Cybersecurity Risk. There is risk to the Fund of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Fund or its service providers may adversely impact the Fund or its shareholders.

• Emerging Markets Risk. Investing in emerging markets involves not only the risks described herein with respect to investing in foreign securities, but also other risks, including exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The typically small size of the markets may also result in a lack of liquidity and in price volatility of these securities. Emerging markets are risker than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluation, which adversely affect returns to U.S. investors. In addition, emerging financial markets have far lower trading volumes and less liquidity than developed markets. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities (e.g., SEC and the U.S. Department of Justice) to bring actions against bad actors may be limited.

• Expense Waiver Risk. The Adviser has agreed to waive all of the Fund’s unitary management fee and to absorb the Fund’s expenses (excluding front-end or contingent deferred loads; brokerage fees and commissions; borrowing costs, such as interest and dividend expense on securities sold short; taxes; and extraordinary expenses, such as litigation expenses) through February 28, 2022. There can be no assurance that the Adviser will continue to waive all or any portion of the unitary management fee and/or absorb Fund expenses beyond that date. Therefore, the fees and expenses applicable to your investment could increase significantly in the future.

• Equity Risk. Equity securities are susceptible to general market fluctuations and volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Factors that may influence the price of equity securities include developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Fixed Income Risk. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. For example, a general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions for the Fund.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign (non-U.S.) companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign (non-U.S.) securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Gap Risk. The Fund is subject to the risk that a stock price or derivative value will change dramatically from one level to another with no trading in between and/or before the Fund can exit from the investment. Usually such movements occur when there are adverse news announcements, which can cause a stock price or derivative value to drop substantially from the previous day’s closing price. Trading halts may lead to gap risk.

• Hedging Transactions Risk. The Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to the Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Because the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to the Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.

• Index Risk. If a derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• LIBOR Risk. The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement rate. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the Fund’s performance. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

• Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. In the past, in stressed markets, certain types of securities suffered periods of illiquidity if disfavored by the market. All of these risks may increase during periods of market turmoil, such as that experienced in 2020 with COVID-19, and could have a negative effect on the Fund’s performance.

• Market Events Risk. There has been increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years, including what was experienced in 2020. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve may reduce market support activities. Such reduction, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

• Put Option Risk. When the Fund purchases a put on a security or index it may lose the entire premium paid if the underlying security or index does not decrease in value.

• Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including any changes to applicable tax laws and regulations, could impair the ability of the Fund to achieve its investment objective and could increase the operating expenses of the Fund. For example, the SEC recently adopted regulations that, upon effectiveness, will subject activities of mutual funds trading certain derivative instruments to additional regulation, which may increase the operating expenses of the Fund and impair the Fund’s ability to achieve its investment objective.

• Short Sales Risk. The risk on a short sale is the risk of loss if the value of a security sold short increases prior to the delivery date, since the Fund must pay more for the security than it received from the purchaser in the short sale. Therefore, the risk of loss may be unlimited, whereas the potential loss on long positions is limited to the original purchase price. Any strategy that includes selling securities short could suffer significant losses. Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

• Sovereign Debt Risk. Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt.

• Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the SAI and could adversely affect the Fund.

• Tax Risk. The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. Furthermore, the ability of the Fund to gain commodity exposure as contemplated may be adversely affected by future legislation, regulatory developments, interpretive guidance or other actions by the IRS or the Treasury Department. Pursuant to recent guidance issued by the Treasury Department and the IRS, the Subsidiary’s commodity related income for a taxable year may be treated as qualifying income to the extent the Subsidiary actually distributes such income out of its earnings and profits to the Fund for such taxable year or if such income constitutes other income derived with respect to the Fund’s business of investing in stock, securities, or currencies.

• U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

• Valuation Risk. The sale price that the Fund could receive for a portfolio security may differ from the Fund’s valuation of the security, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

• Written/Sold Options Risk. The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund write the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each calendar year since the Fund’s inception. Returns for Class A shares, which are not presented, will vary from the returns of Class I shares. Class A shares are invested in the same portfolio of securities and the annual returns differ from Class I shares only to the extent that the Classes do not have the same expenses. Sales loads or account fees are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index. You should be aware of the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-61-SUPER. Class C shares had not commenced operations as of the date of this prospectus.

Performance Bar Chart for Calendar Years Ended December 31st:

Highest Quarter:	12/31/2017	13.83%
Lowest Quarter:	12/31/2016	-7.57%

Performance Table Average Annual Total Returns (For the year ended December 31, 2020)
Average Annual Total Returns - Superfund Managed Futures Strategy Fund		Label	One Year	Five Years	Since Inception		Inception Date
Class I		Return before taxes	13.50%	8.17%	5.51%	[1]	Dec. 31, 2013
Class I | Return after taxes on Distributions			8.17%	4.55%	2.93%
Class I | Return after taxes on Distributions and Sale of Fund Shares			7.96%	4.76%	3.14%
Class A		Return before taxes	7.03%	6.72%	4.44%	[1]	Dec. 31, 2013
Bank of America Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[2]		0.67%	1.20%	0.87%
[1]	The Fund commenced operations on December 31, 2013.
[2]	The Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an index of short-term U.S. Government securities with a remaining term to final maturity of less than three months. Investors cannot invest directly in an index, and index performance does not reflect deductions for fees, expenses or taxes. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

After-tax returns are shown for Class I shares only, and after-tax returns for other classes of shares will vary. After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.